1. Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

Note 1 – Organization and Operations

Focus Universal Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 4, 2012 (“Inception”). We are a universal smart instrument developer and manufacturer, headquartered in the Los Angeles, California metropolitan area, specializing in the development and commercialization of the novel and proprietary universal smart technologies and instruments. Universal smart technology is an innovative, commercial, off-the-shelf technology with an innovative soft hardware integrated platform. Our platform provides a unique and universal wireless solution for embedded design, industrial control, test and measurement. Our smart technology software utilizes a smartphone, computer, or a mobile device as a platform and display that communicates and works in tandem with a group of external sensors and probes manufactured by different vendors in a manner that requires the user to have little or no knowledge of their unique characteristics. Our universal smart instrument (the “Ubiquitor”) consists of a reusable foundation component which includes a wireless gateway (which allows the instrument to connect to the smartphone via Bluetooth and wifi technology), a universal smart application software (our “Application”) which is installed on the user’s smartphone allowing the sensor readouts to be monitored on the smartphone screen. The Ubiquitor also connects to a variety of individual scientific sensors that collect unique data points, from moisture, light, and airflow to other things like electricity voltage meters and a wide variety of applications. These data points are then sent wirelessly to the smartphone and the data is organized on the smartphone screen. The smartphone, foundation, and sensor readouts together perform the functions of many traditional scientific and engineering instruments and are intended to replace the traditional, wired stand-alone instruments at a fraction of their cost.

The Company and Perfecular were entities under common control; therefore, in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) 805-50-45, the acquisition of Perfecular was accounted for as a business combination between entities under common control and treated similar to a pooling of interest transaction.

Perfecular Inc. was founded in September 2009 and is headquartered in Walnut, California, and is engaged in designing certain digital sensor products and sells a broad selection of horticultural sensors and filters in North America and Europe.

On March 15, 2019, Focus Universal Inc. entered into a stock purchase agreement with AVX Design & Integration, Inc. whereby the Company purchased 100% of the outstanding stock of AVX Design & Integration, Inc.

AVX Design & Integration, Inc. was incorporated on June 16, 2000 in the state of California. The Company is an internet of things installation and management company that specializes in high performance, easy to use audio/video, home theater, lighting control, automation and integration. Services include full integration of houses, apartment, commercial complex, office with audio, visual and control systems to fully integrate devices in the low voltage field. The Company’s services also include partial equipment upgrade and installation.

Note 1 – Organization and Operations

Focus Universal Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 4, 2012 (“Inception”). We are a universal smart instrument developer and manufacturer, headquartered in the Los Angeles, California metropolitan area, specializing in the development and commercialization of the novel and proprietary universal smart technologies and instruments. Universal smart technology is an innovative, commercial, off-the-shelf technology with an innovative soft hardware integrated platform. Our platform provides a unique and universal wireless solution for embedded design, industrial control, test and measurement. Our smart technology software utilizes a smartphone, computer, or a mobile device as a platform and display that communicates and works in tandem with a group of external sensors and probes manufactured by different vendors in a manner that requires the user to have little or no knowledge of their unique characteristics. Our universal smart instrument (the “Ubiquitor”) consists of a reusable foundation component which includes a wireless gateway (which allows the instrument to connect to the smartphone via Bluetooth and wifi technology), a universal smart application software (our “Application”) which is installed on the user’s smartphone allowing the sensor readouts to be monitored on the smartphone screen. The Ubiquitor also connects to a variety of individual scientific sensors that collect unique data points, from moisture, light, and airflow to other things like electricity voltage meters and a wide variety of applications. These data points are then sent wirelessly to the smartphone and the data is organized on the smartphone screen. The smartphone, foundation, and sensor readouts together perform the functions of many traditional scientific and engineering instruments and are intended to replace the traditional, wired stand-alone instruments at a fraction of their cost.

The Company and Perfecular were entities under common control; therefore, in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) 805-50-45, the acquisition of Perfecular was accounted for as a business combination between entities under common control and treated similar to a pooling of interest transaction.

Perfecular Inc. was founded in September 2009 and is headquartered in Walnut, California, and is engaged in designing certain digital sensor products and sells a broad selection of horticultural sensors and filters in North America and Europe.